SUBSEQUENT EVENTS (Details Narrative)										12 Months Ended
	Jul. 29, 2021 USD ($) shares	Jul. 20, 2021 USD ($) shares	Jul. 06, 2021 USD ($) shares	Mar. 03, 2021 USD ($)	Mar. 02, 2021 USD ($) shares	Jan. 25, 2021 USD ($) $ / shares shares	Sep. 26, 2019 shares	Aug. 14, 2019 shares	Mar. 20, 2019 USD ($) shares	Dec. 31, 2019 USD ($)	Jul. 01, 2021 USD ($) ft²	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Sep. 05, 2019 ft²
Subsequent Event [Line Items]
Number of shares issued | shares							766,667	7,967,871	4,052,652
Stock issued during period, value									$ 281,659	$ 1,000,000
Area of Land | ft²															5,000
Lessee, Operating Lease, Liability, to be Paid													$ 559,568
Interest Payable										15,581		$ 108,900	36,562	$ 14,161
Related Party [Member]
Subsequent Event [Line Items]
Interest Payable										$ 1,196,503		$ 1,732,191	$ 1,562,499
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued | shares	3,101,546	1,664,823	2,343,919
Lessee, Operating Lease, Term of Contract											5 years
Area of Land | ft²											36,000
Lessee, Operating Lease, Liability, to be Paid											$ 9,570
Debt Conversion, Original Debt, Amount	$ 200,000	$ 100,000	$ 200,000
Interest Payable	$ 11,836	$ 60,822	$ 7,671
Subsequent Event [Member] | Paycheck Protection Program Loan [Member]
Subsequent Event [Line Items]
Proceeds from loan				$ 901,000.00
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued | shares					1,479,728
Stock issued during period, value					$ 88,783.68
Subsequent Event [Member] | Related Party [Member] | Employee Stock Option Plan [Member]
Subsequent Event [Line Items]
Stock issued during period shares, options | shares						2,500,000
Exercise price | $ / shares						$ 0.134
Subsequent Event [Member] | Kings Group [Member] | Strategic Partnership Agreement [Member]
Subsequent Event [Line Items]
Related party transaction amount						$ 40,000,000